Offerings - Offering: 1	May 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	53,100,000
Proposed Maximum Offering Price per Unit	75.18
Maximum Aggregate Offering Price	$ 3,992,058,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 551,303.21
Offering Note
(1)
The Amount Registered represents 49,500,000 shares of common stock, par value $1.00 per share (the “Common Stock”) of The Williams Companies, Inc. (the “Registrant”) issuable under the Registrant’s 2007 Incentive Plan (as amended and restated, the “Incentive Plan”), including 4,500,000 shares of Common Stock that may become available for issuance under the Incentive Plan as a result of outstanding awards that are forfeited, settled in cash or otherwise terminate without the delivery of such shares, and 3,600,000 shares of Common Stock issuable under the Registrant’s 2007 Employee Stock Purchase Plan (as amended and restated, the “ESPP,” and together with the Incentive Plan, the “Plans”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8
shall also cover any additional shares of Common Stock that become issuable under the Plans to prevent dilution in the event of stock splits, stock dividends or similar transactions. The Proposed Maximum Offering Price Per Unit has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and is based on the average of the high and low sale prices of the Common Stock, as quoted on The New York Stock Exchange, on May 13, 2026.